Schedule of Discontinued Operations (Details) (USD $)	12 Months Ended			117 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Cash consideration received	$ 800,000			$ 800,000
Net assets disposed:
Cash	(5,657)	(2,799)	(90,738)	(5,657)
Capital assets	6,964			6,964
Mineral rights	800,000			800,000
Total Net Assets Disposed	812,621			812,621
Loss on sale of discontinued operation	$ 12,621	$ 0	$ 0	$ 12,621